Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends (in dollars per share)	$ 0.6	$ 0.8	$ 0.8
Common Class A [Member]
Dividends (in dollars per share)	$ 0.20	$ 0.20	$ 0.20